ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
NOTE 10.    ASSET RETIREMENT OBLIGATIONS
In connection with our well servicing activities, we operate a number of SWD facilities. Our operations involve the transportation, handling and disposal of fluids in our SWD facilities that are by-products of the drilling process. SWD facilities used in connection with our fluid hauling operations are subject to future costs associated with the retirement of these properties. As a result, we have incurred costs associated with the proper storage and disposal of these materials.
Annual amortization of the assets associated with the asset retirement obligations was $0.6 million, $0.5 million, and $0.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. A summary of changes in our asset retirement obligations is as follows (in thousands):

Balance at December 31, 2009	$10,045
Additions	1,023
Costs incurred	(342)
Accretion expense	525
Disposals	(248)
Balance at December 31, 2010	11,003
Additions	741
Costs incurred	(400)
Accretion expense	594
Disposals	(10)
Balance at December 31, 2011	$11,928